BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Public Tender Offer due to change of control (Details)	Jun. 21, 2018 $ / shares shares
Disclosure of transactions between related parties
Price per share | $ / shares	110.85
Cablevision S.A.
Disclosure of transactions between related parties
Percentage of shares acquired under PTO	50.00%
Class "B" | Cablevision S.A.
Disclosure of transactions between related parties
Number of shares acquired under PTO | shares	43,073,760